Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
CIK	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2022
Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2022
Prospectus Date	rr_ProspectusDate	Aug. 26, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Empower Core Strategies Flexible Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEDX
Empower Core Strategies Flexible Bond Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEWX
Empower Core Strategies Inflation-Protected Securities Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEGX
Empower Core Strategies Inflation-Protected Securities Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEYX
Empower Core Strategies International Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXECX
Empower Core Strategies International Equity Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEVX
Empower Core Strategies US Equity Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXEBX
Empower Core Strategies US Equity Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXETX